General, Description of Business, and Basis of Presentation General, Description of Business, and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Regulatory Assets and Liabilities [Table Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
	(Millions)
Current assets reported within Other current assets and deferred charges	$39	$39
Noncurrent assets reported within Regulatory assets, deferred charges, and other	353	366
Total regulated assets	$392	$405

Current liabilities reported within Accrued liabilities	$19	$15
Noncurrent liabilities reported within Other noncurrent liabilities	329	250
Total regulated liabilities	$348	$265